Common Stock and Capital Surplus [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Changes in Number of Issued Shares of Common Stock [Table Text Block]

	2013	2014	2015
	(shares)
Balance at beginning of fiscal year	14,154,534,220	14,158,585,720	14,164,026,420
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	4,051,500	5,440,700	4,827,400

Balance at end of fiscal year	14,158,585,720	14,164,026,420	14,168,853,820